Fair Value Measurements - Summary of Changes in Fair Value of Stock Purchase Warrant (Detail) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Time-charter Swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the year	$ 875
Settlements	(1,106)
Realized and unrealized gain	231
Fair value asset - at the end of the year	0
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the year	287
Realized and unrealized gain	(287)
Fair value asset - at the end of the year	$ 0